Nationwide International Index Fund Summary Prospectus March 1, 2014

Class/Ticker A GIIAX C GIICX R GIIRX Institutional Class GIXIX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2014, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 29 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 91 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Class R Shares	Institutional Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.24%	0.24%	0.24%	0.24%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	None
Other Expenses[1]	0.21%	0.11%	0.07%	0.07%
Total Annual Fund Operating Expenses	0.70%	1.35%	0.81%	0.31%

1	”Other Expenses” has been restated to reflect current fees. More information about administrative services fees can be found in “Investing with Nationwide Funds” on page 33 of the Prospectus.

SP-INTX (3/14)

Summary Prospectus March 1, 2014	1	Nationwide International Index Fund

Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 years	5 Years	10 Years
Class A	$642	$786	$942	$1,395
Class C	237	428	739	1,624
Class R	83	259	450	1,002
Institutional Class Shares	32	100	174	393

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 years	5 Years	10 Years
Class C	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.72% of the average value of its portfolio.

Principal Investment Strategies

The Fund employs a “passive” management, or indexing, approach, which seeks to match approximately the performance of the MSCI EAFE Index before the deduction of Fund expenses. The MSCI EAFE Index includes securities of large- and mid-cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE Index.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund’s performance and that of the index may be negatively affected by the Fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of Fund shares.

In addition to these risks, the Fund’s portfolio managers may select securities that underperform the MSCI EAFE® Index or other mutual funds with similar investment objectives and strategies. If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

Annual Total Returns – Class A Shares

(Years Ended December 31,)

Best Quarter:      25.16% – 2nd qtr. of 2009

Worst Quarter:      -20.27% – 3rd qtr. of 2011

After-tax returns are shown in the table for Class A shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement

Summary Prospectus March 1, 2014	2	Nationwide International Index Fund

accounts, 401(k) plans or certain other employer-sponsored retirement plans.

The inception dates for the Class C and Class R (formerly Class R2) shares are February 14, 2005 and March 9, 2007, respectively. Pre-inception historical performance for Class C shares is based on the previous performance of Class B shares, which are no longer offered by the Fund. Pre-inception historical performance for Class R shares is based on the previous performance of Class A shares. Performance for these classes has been adjusted to reflect differences in sales charges between classes, but not differing expenses.

Average Annual Total Returns

For the Periods Ended December 31, 2013:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	14.31%	10.17%	5.74%
Class A shares – After Taxes on Distributions	13.52%	9.57%	4.88%
Class A shares – After Taxes on Distributions and Sales of Shares	8.46%	8.03%	4.61%
Class C shares – Before Taxes	19.55%	10.81%	5.61%
Class R shares – Before Taxes	21.31%	11.47%	6.37%
Institutional Class shares – Before Taxes	21.66%	11.91%	6.80%
MSCI EAFE® Index (The index does not pay sales charges, fees, expenses or taxes.)	22.78%	12.44%	6.91%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

BlackRock Investment Management, LLC (“BlackRock”)

Portfolio Managers

Portfolio Manager	Title	Length of Service with Fund
Christopher Bliss	Managing Director, BlackRock	Since 2011
Alan Mason	Managing Director, BlackRock	Since 2014
Greg Savage	Managing Director, BlackRock	Since 2012

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Class R: no minimum
Institutional Class: $1,000,000
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Class R, Institutional Class: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701, Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor, Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Prospectus March 1, 2014	3	Nationwide International Index Fund

THIS PAGE INTENTIONALLY LEFT BLANK.

Summary Prospectus March 1, 2014	4	Nationwide International Index Fund